Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Class A Common stock
Common stock, par (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	3,300,000	3,300,000
Common stock, shares issued (in shares)	3,100,800	3,100,800
Common stock, shares outstanding (in shares)	3,100,800	3,100,800
Class B Common stock
Common stock, par (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000	200,000
Common stock, shares issued (in shares)	159	159
Common stock, shares outstanding (in shares)	139	139